Securities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Securities classified at fair value through profit and loss [Table Text Block]

	2023				2022
	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)

Financial assets
At fair value through profit or loss
Available portfolio	102,381,532	103,282,212	46,930,511	56,351,701	86,273,732	86,336,920	40,648,295	45,688,625
Brazilian onshore sovereign bonds	29,587,276	30,172,040	28,000,854	2,171,186	25,262,407	25,127,998	22,799,302	2,328,696
Investment funds	55,922,364	55,922,364	3,022,360	52,900,004	42,274,069	42,274,069	2,389,131	39,884,938
Stocks issued by public-held company	3,981,237	3,981,237	3,642,365	338,872	5,494,957	5,494,957	5,155,761	339,196
Debentures	4,642,827	4,575,326	4,133,285	442,041	5,013,524	4,990,882	2,768,843	2,222,039
Structured notes	90,876	113,816	113,816	—	243,790	285,560	285,560	—
Bank deposit certificates (ii)	756,066	765,741	663,985	101,756	525,778	541,294	523,859	17,435
Agribusiness receivables certificates	1,132,479	1,200,254	1,183,214	17,040	1,998,287	1,984,686	1,964,977	19,709
Real estate receivable certificates	1,843,651	1,924,269	1,921,927	2,342	1,799,625	1,803,111	1,800,671	2,440
Financial credit bills	435,425	469,943	153,994	315,949	663,589	738,028	16,981	721,047
Real estate credit bill	29,126	29,157	29,157	—	2,299,236	2,302,124	2,302,124	—
Agribusiness credit bills	101,796	103,541	103,541	—	254,300	256,129	256,129	—
Commercial notes	803,256	892,569	886,149	6,420	64,568	65,837	10,517	55,320
Others (iv)	3,055,153	3,131,955	3,075,864	56,091	379,602	472,245	374,440	97,805
Investments held in trust accounts	—	—	—	—	1,176,084	1,176,084	1,176,084	—
US government bonds (iii)	—	—	—	—	1,176,084	1,176,084	1,176,084	—
Total	102,381,532	103,282,212	46,930,511	56,351,701	87,449,816	87,513,004	41,824,379	45,688,625

(i)Those financial products represent investment contracts that have the legal form of retirement plans, which do not transfer substantial insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and an asset of the participant in the linked Specially Constituted Investment Fund (“FIE”). Besides assets which are presented segregated above, as retirement plan assets, the Group has proprietary assets to guarantee the solvency of our insurance and pension plan operations, under the terms of CNSP Resolution No. 432/2021, presented as Group portfolio, within the investment funds line. As of December 31, 2023, those assets represent R$ 202,678 (December 31, 2022 - R$183,732).
(ii)Bank deposit certificates include R$67,985 (December 31, 2022 – R$252,877) presented as cash equivalents in the statements of cash flows.
(iii)Related to investments received through IPO transactions derived by XPAC Acquisition Corp. These funds are restricted for use and may only be used for purposes of completing an initial business combination or redemption of public shares as set forth in XPAC Acquisition Corp. trust agreement. See note 5(ii)(c)(i).
(iv)Mainly related to bonds issued and traded overseas and other securities.

Summary of Securities Classified At Fair Value Through Profit And Loss And At Fair Value Through Other Comprehensive Income

	2023		2022
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets
At fair value through other comprehensive income
Brazilian onshore sovereign bonds	41,023,844	41,343,987	33,532,740	32,931,403
Brazilian offshore sovereign bonds	—	—	1,379,129	1,321,258
Foreign sovereign bonds	2,669,993	2,718,963	—	—
Corporate bonds	—	—	238,730	226,007
Total	43,693,837	44,062,950	35,150,599	34,478,668

Summary of Financial Assets At Amortized Cost Securities
c)    Securities evaluated at amortized cost are presented in the following table:

	2023		2022
	Gross carrying amount	Book value	Gross carrying amount	Book value

Financial assets
At amortized cost (i)
Brazilian onshore sovereign bonds	3,773,404	3,772,534	5,835,971	5,834,628
Foreign sovereign bonds	—	—	1,743,688	1,742,311
Rural product note	616,083	615,576	507,131	506,927
Commercial notes	2,472,006	2,467,311	1,188,237	1,188,237
Total	6,861,493	6,855,421	9,275,027	9,272,103

(i)Includes expected credit loss in the amount of R$ 6,072 (December 31, 2022 – R$2,924). The reconciliation of gross carrying amount and the expected credit losses segregated by stages are presented in the Note 14.

Summary of Securities on the Financial Liabilities Classified at Fair Value through Profit or Loss
d)    Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2023		2022
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities loaned	19,949,021	19,949,021	13,048,246	13,048,246

	2023		2022
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Debentures	594,332	474,053	567,838	481,019

Summary of Fair Value and Remaining Contractual Principal Balance Outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of December 31, 2023 for instruments for which the fair value option has been elected.

	2023
	Contractual principal outstanding	Fair value	Fair value/(under) contractual principal outstanding

Long-term debt
Debentures	594,332	474,053	(120,279)

Summary of Securities classified by maturity

	Assets		Liabilities
	2023	2022	2023	2022

Financial assets
At fair value through PL and at OCI
Current	74,520,326	73,569,049	19,949,021	13,048,246
Non-stated maturity	47,996,237	49,001,359	19,949,021	13,048,246
Up to 3 months	18,207,233	18,739,708	—	—
From 4 to 12 months	8,316,856	5,827,982	—	—

Non-current	72,824,836	48,422,623	474,053	481,019
After one year	72,824,836	48,422,623	474,053	481,019

Evaluated at amortized cost
Current	4,560,263	7,952,328	—	—
Up to 3 months	2,015,126	3,327,313	—	—
From 4 to 12 months	2,545,137	4,625,015	—	—

Non-current	2,295,158	1,319,775	—	—
After one year	2,295,158	1,319,775	—	—

Total	154,200,583	131,263,775	20,423,074	13,529,265